Summary of Significant Accounting Policies - Reconciliation between Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income	$ 121,297	$ 450,584	$ 240,190	$ 118,157	$ 154,634	$ 470,378	$ 226,676	$ 103,155	$ 930,228	$ 954,843	$ 759,872
Basic weighted-average shares outstanding									214,929,977	223,001,739	228,040,825
Dilutive effect of share awards									1,545,099	1,417,466	1,377,501
Diluted weighted-average shares outstanding									216,475,076	224,419,205	229,418,326
Basic earnings per share (in dollars per share)	$ 0.57	$ 2.10	$ 1.11	$ 0.54	$ 0.70	$ 2.12	$ 1.02	$ 0.45	$ 4.33	$ 4.28	$ 3.33
Diluted earnings per share (in dollars per share)	$ 0.56	$ 2.09	$ 1.11	$ 0.54	$ 0.70	$ 2.11	$ 1.01	$ 0.45	$ 4.30	$ 4.25	$ 3.31